Form N-1A Cover	May 11, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Investment Company Type	N-1A
Document Period End Date	May 11, 2026
Prospectus Date	Dec. 31, 2025